Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of lease expense
Minimum operating lease terms	12 months
Operating lease cost	$ 1,633	$ 1,239	$ 637
Lease cost for leases with terms less than one year	326	67	261
Total lease cost	1,959	1,306	898
Variable lease cost	0	0	0
Sublease income	$ 0	$ 0	$ 0